UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21256

Rock Canyon Funds

(Exact name of registrant as specified in charter)

2989 West Maple Loop, Suite 210 Lehi, UT 84043

(Address of principal executive offices)

(Zip code)

Jonathan Ferrell, Rock Canyon Advisory Group, Inc.,

2989 West Maple Loop, Suite 210 Lehi, UT 84043

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (801) 753-0045

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Top Flight Long-Short Fund

MARCH 31, 2008

Top Flight Long-Short Fund

Graphical Illustration

(Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the net assets.

	Top Flight Long-Short Fund
	Schedule of Investments
	March 31, 2008 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 74.72%

Aircraft & Parts - 1.56%
3,900	Textron, Inc.	$ 216,138

Commercial Banks, NEC - 3.07%
27,300	National Bank of Greece SA (Greece) *	288,288
20,100	Royal Bank ADS (Canada)	136,278
		424,566
Computer Storage Devices - 3.87%
12,900	Seagate Technology (Cayman Islands)	270,126
9,800	Western Digital Corp. *	264,992
		535,118
Electric & Other Services Combined - 2.04%
7,100	Consolidated Edison, Inc.	281,870

Electric Lighting & Wiring Equipment - 2.03%
7,000	Cooper Indistries Ltd.	281,050

Electric Services - 2.65%
8,900	Korea Electric Power Corp. (Korea) *	133,856
5,600	Progress Energy, Inc.	233,520
		367,376
Electronic Components, NEC - 2.11%
13,100	LG Philips LCD Co. Ltd. (Korea) *	292,523

Fire, Marine, & Casualty Insurance - 8.67%
16,100	Employers Holdings, Inc.	298,494
7,600	Endurance Specialty Holdings, Inc. (Bermuda)	278,160
9,600	Platinum Underwriters Holdings Ltd. (Bermuda)	311,616
4,700	Transatlantic Holdings	311,845
		1,200,115
General Building Contractors - 1.99%
7,600	Perini Corp. *	275,348

Industrial Trucks, Tractors, & Trailors - 1.99%
4,400	Terex Corp. *	275,000

Life Insurance - 3.96%
28,600	American Equity Investment Life Holdings	265,408
10,100	IPC Holdings Ltd.	282,800
		548,208
Motor Vehicles & Passenger Cars - 2.04%
3,300	Daimler AG ADR (Germany) *	282,315

Operative Builders - 1.98%
11,300	Centex Corp.	273,573

Personal Credit Institutions - 1.76%
32,700	First Marblehead Corp.	243,942

Pharmaceutical Preparations - 2.23%
15,800	Sciele Pharma, Inc. *	308,100

Primary Production of Aluminum - 2.10%
7,200	Aluminum Corp. of China Ltd. (China) *	291,096

Radiotelephone Communications - 2.05%
9,500	Open Joint Stock CO Vimpel Comminucations (Russia) *	283,955

Retail-Catalog & Mail Order - 1.99%
15,700	Insight Enterprises, Inc. *	274,750

Retail-Lumber - 1.31%
25,000	Builders Firstsource, Inc. *	181,500

Retail-Miscellaneous Shopping - 1.62%
20,300	Office Depot, Inc. *	224,315

Service-Computer Intergated Systems - 2.00%
6,800	Computer Science Corp. *	277,372

Services-Personal - 1.57%
19,000	Jackson Hewitt Tax Service, Inc.	217,930

Services-Prepackaged Software - 2.05%
10,000	Microsoft Corp.	283,800

Steel Pipe & Tubes - 2.17%
4,200	Allegheny Technologies Inc.	299,712

Surety Insurance - 1.82%
23,900	MGIC Investment Corp.	251,667

Telephone Communications - 5.96%
7,400	AT&T Corp.	283,420
11,900	Nippon Telegraph & Telephone Corp. (Japan) *	257,992
2,600	Siemens Aktiengesellschaft ADR (Germany)	283,244
		824,656
Tires & Inner Tubes - 1.48%
13,700	Cooper Tire & Rubber Company	205,089

Trucking (No Local) - 2.06%
18,400	Marten Transport Ltd. *	285,568

Water Supply - 1.99%
6,200	Companhia De Saneamento Basico DO ES (Brazil) *	274,846

Wholesale-Electronic Parts - 1.77%
7,500	Avnet, Inc. *	245,475

Women's, Misses', & Juniors - 0.83%
8,600	Jones Apparel Group, Inc.	115,412

TOTAL FOR COMMON STOCKS (Cost - $10,479,115) - 74.72%		$ 10,342,385

REAL ESTATE INVESTMENT TRUSTS (Cost - $869,781) - 6.29%
2,500	Boston Properties, Inc	230,175
8,800	First Industrial Realty Trust, Inc.	271,832
14,700	Hersha Hospitality Trust	132,741
6,600	Mack Cali Realty Corp.	235,686
		870,434
SHORT TERM INVESTMENTS - 10.87%
1,504,802	UMB Bank Money Market Fiduciary 1.06% ** (Cost $1,504,802)	1,504,802

TOTAL INVESTMENTS (Cost $12,853,698) - 91.88%		$ 12,717,621

OTHER ASSETS LESS LIABILITIES - 8.12%		1,123,514

NET ASSETS - 100.00%		$ 13,841,135

* Non-income producing securities during the period.
ADR - American Depository Receipt
** Variable rate security; the coupon rate shown represents the yield at March 31, 2008.
*** Portion of this balance is pledged as collateral for securities sold short.
Percentages shown represent the ratio of each category of securities to net assets.
The accompanying notes are an integral part of these financial statements.

	Top Flight Long-Short Fund
	Schedule of Securities Sold Short
	March 31, 2008 (Unaudited)

SECURITIES SOLD SHORT
Shares		Fair Value

Crude Petroleum & Natural Gas
4,300	Range Resources Corp.	$ 272,835

Drilling Oil & Gas Wells
11,600	Hercules Offshore, Inc.	291,392
2,000	Transocean Sedco, Inc.	270,400
3,900	Wetherford International Ltd.	282,633
		844,425
Oil & Gas Field Services
7,900	Pride International, Inc.	276,105

Services Commercial
26,700	Symyx Technologies, Inc.	200,250

Exchange Traded Fund
1,700	ishares Silver Trust	289,697
1,800	Oil Service Holders Trust	318,240
5,200	SPDR S&P Oil & Gas Exploration	279,500
		887,437

	Total (Proceeds - $2,473,905)	$ 2,481,052

Top Flight Long-Short Fund
Statement of Assets and Liabilities
March 31, 2008 (Unaudited)

Assets:
Investments in Securities, at Fair Value (Cost $12,853,698)	$ 12,717,621
Cash held at Broker	3,269,379
Cash held at Custodian	684,189
Receivables:
Securities Sold	3,120,278
Dividends	24,085
Interest	6,719
Prepaid Expenses	11,285
Total Assets	19,833,556
Liabilities:
Securities Sold Short at Fair Value (Proceeds - $2,473,905)	2,481,052
Securities Purchased	3,487,274
Dividends on Securities Sold Short	571
Other Accrued Expenses	23,524
Total Liabilities	5,992,421
Net Assets	$ 13,841,135

Net Assets Consist of:
Paid In Capital	$ 13,979,410
Accumulated Undistributed Net Investment Loss	(49,739)
Accumulated Undistributed Realized Gain on Investments and Securities Sold Short	54,715
Unrealized Depreciation in Value of Investment Securities and Securities Sold Short	(143,251)
Net Assets, for 1,190,541 Shares Outstanding	$ 13,841,135
(Unlimited number of shares authorized without par value)

Net Asset Value, Offering Price, and Redemption Price	$ 11.63
($13,841,135/1,190,541 shares)
The accompanying notes are an integral part of these financial statements.

Top Flight Long-Short Fund
Statement of Operations
For the six months ended March 31, 2008 (Unaudited)

Investment Income:
Dividends (Net of $595 of foreign taxes withheld)	$ 45,840
Interest	30,290
Total Investment Income	76,130

Expenses:
Advisory Fees (Note 3)	59,139
Dividends on Securities Sold Short	29,167
Blue Sky Fees	13,875
Audit Fees	13,279
Transfer Agent Fees & Fund Accounting Fees	11,635
Legal Fees	11,260
Custodial Fees	10,368
Trustee Fees	4,833
Miscellaneous Fees	2,643
Interest Expense	1,866
Insurance Fees	452
Printing and Mailing Fees	49
Total Expenses	158,566
Management Fees Voluntarily Waived (Note 3)	(32,697)
Net Expenses	125,869

Net Investment Loss	(49,739)

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investment Securities	(339,477)
Realized Gain on Securities Sold Short	625,398
Net Change in Unrealized Depreciation on Investment Securities	(165,821)
Net Change in Unrealized Appreciation on Securities Sold Short	17,521
Net Realized and Unrealized Gain on Investments	137,621

Net Increase in Net Assets Resulting from Operations	87,882

The accompanying notes are an integral part of these financial statements.

Top Flight Long-Short Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the Six	For the Year
	Months Ended	Ended
	3/31/2008	9/30/2007
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (49,739)	$ (143,742)
Net Realized Gain (Loss) on Investment Securities	(339,477)	(319,040)
Net Realized Gain on Securities Sold Short	625,398	198,094
Change in Net Unrealized Appreciation (Depreciation) on Investment Securities
and Securities Sold Short	(148,300)	322,486
Net Increase in Net Assets Resulting from Operations	87,882	57,798

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	(208,232)
Change in Net Assets from Distributions	-	(208,232)

Capital Share Transactions:
Proceeds from Sale of Shares	12,056,707	3,066,193
Shares Issued on Reinvestment of Dividends	-	208,232
Cost of Shares Redeemed	(1,972,766)	(11,736,085)
Net Increase (Decrease) from Shareholder Activity	10,083,941	(8,461,660)

Net Assets:
Net Increase (Decrease) in Net Assets	10,171,823	(8,612,094)
Beginning of Period	3,669,312	12,281,406
End of Year (Including Undistributed Net Investment Loss of $(49,739)	$ 13,841,135	$ 3,669,312
and $0, respectively)
Share Transactions:
Shares Sold	1,024,168	288,871
Shares Issued on Reinvestment of Dividends	-	20,042
Shares Redeemed	(171,471)	(1,123,140)
Net Increase (Decrease) in Shares	852,697	(814,227)
Outstanding at Beginning of Period	337,844	1,152,071
Outstanding at End of Period	1,190,541	337,844

The accompanying notes are an integral part of these financial statements.

Top Flight Long-Short Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the Six
	Months Ended		For the Years Ended
	3/31/2008		9/30/2007	9/30/2006	9/30/2005	9/30/2004

Net Asset Value, at Beginning of Year	$ 10.86		$ 10.66	$ 12.20	$ 11.60	$ 14.38

Income From Investment Operations:
Net Investment Loss *	(0.10)		(0.27)	(0.21)	(0.26)	(0.20)
Net Gain on Securities (Realized and Unrealized)	0.87		0.69	0.01	1.41	1.22
Total from Investment Operations	0.77		(0.42)	0.20	1.15	1.02

Distributions:
Realized Gains	-		(0.22)	(1.34)	(0.55)	3.80
Total from Distributions	-		(0.22)	(1.34)	(0.55)	3.80

Net Asset Value, at End of Year	$ 11.63		$ 10.86	$ 10.66	$ 12.20	$ 11.60

Total Return **	7.09%		(4.07)%	1.97%	9.95%	8.43%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 13,841		$ 3,669	$ 12,281	$ 8,519	$ 19,089
Ratio of Expenses to Average Net Assets, excluding Dividends on Securities Sold Short	3.19%	(a)	3.86%	2.97%	3.28%	2.83%
Ratio of Dividend Expense on Securities Sold Short After Waivers	0.96%	(a)	0.55%	0.34%	0.02%	0.20%
Ratio of Expenses to Average Net Assets After Waivers	4.15%	(a)	4.42%	3.31%	3.30%	3.03%
Ratio of Net Investment Loss to Average Net Assets After Waivers	(1.64)%	(a)	(2.54)%	(1.85)%	(2.24)%	(1.69)%
Ratio of Expenses to Average Net Assets Before Waivers	5.23%	(a)	5.18%	3.44%	3.34%	3.03%
Ratio of Net Investment Loss to Average Net Assets Before Waivers	(2.72)%	(a)	(3.30)%	(1.98)%	(2.28)%	(1.69)%
Portfolio Turnover	770.07%		2118.78%	2052.63%	1634.62%	4874.52%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total returns in the above table represent the return that the investor would have earned or lost over the period indicated

       on an investment assuming reinvestment of dividends, and is not annualized for periods of less than one year.

(a) Annualized

The accompanying notes are an integral part of these financial statements.

TOP FLIGHT LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2008 (UNAUDITED)

1.)

ORGANIZATION

Top Flight Long-Short Fund (the “Fund”) was organized as a non-diversified series of Rock Canyon Funds (the “Trust”) on November 14, 2002 and commenced operations on December 31, 2002.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated November 14, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. At present, there is only one series authorized by the Trust.  The Fund's primary investment objective is to seek long-term growth of capital.  Significant accounting policies of the Fund are presented below. The investment advisor of the Fund is Rock Canyon Advisory Group, Inc. (the “Advisor”).

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.  Methods that are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

TOP FLIGHT LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2008 (UNAUDITED)

SHORT SALES:

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

As of March 31, 2008, all cash held at broker and $1,504,802 of the money market fund position held at custodian is restricted because it represents collateral for securities sold short.

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized.  The tax positions must meet a “more likely than not” standard that based on their technical merits, these positions have a more than 50 percent likelihood of being sustained upon examination.  FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Any such reclassifications will have no effect on net assets, result of operations, or net asset values per share of the Fund.  For the fiscal year ended March 31, 2008, net investment loss of $49,739 was reclassified.

USE OF ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:

Security transactions are recorded on a trade date basis. Dividend income and dividend expense is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s

TOP FLIGHT LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2008 (UNAUDITED)

understanding of the applicable country’s tax rules and rates.

3.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with the Advisor. Under the terms of the agreement, the Advisor manages the Fund’s investments subject to approval of the Board of Trustees.  As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.95% of the average daily net assets of the Fund.  As a result of the above calculation, for the six months ended March 31, 2008, the Advisor earned management fees totaling $59,139 before the voluntary fee waiver described below.  The Adviser may waive all or part of its fee, at any time and at its sole discretion but such action shall not obligate the Advisor to waive any fees in the near future.  The Adviser voluntarily waived part of the management fee for the period from October 1, 2007 through March 31, 2008.  The total amount voluntarily waived during the period was $32,697.  Certain key officers of the Trust are officers, the sole shareholder and/or employees of the Advisor.

4.)

RELATED PARTY TRANSACTIONS

Jonathan N. Ferrell, President of the Fund, is a control person and the sole shareholder of the Advisor. Mr. Ferrell benefits from management fees paid to the Advisor by the Fund.

The Fund has entered into an agreement with Mutual Shareholder Services, LLC (“MSS”) for fund accounting and transfer agent services.   A shareholder and officer of MSS is also an officer of the Fund.  For the six months ended March 31, 2008, MSS earned $11,635 for fund accounting and transfer agency services.  At March 31, 2008, the Fund owed $2,543 to MSS.

5.)

CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares. Paid-in-capital at March 31, 2008, was $13,979,410 representing 1,190,541 shares outstanding.

6.)

INVESTMENT TRANSACTIONS

For the year ended September 30, 2007, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and securities sold short aggregated $41,219,962 and $31,216,401, respectively.  Purchases and sales of securities sold short aggregated $22,644,688 and $23,882,927, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at March 31, 2008, was $12,853,698 and the proceeds from short sales was $2,473,905.

At March 31, 2008, the composition of unrealized appreciation for tax purposes was as follows:

Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$292,309	($435,560)	($143,251)

7.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2008, Charles Schwab & Co. Inc. held for the benefit of others, in

TOP FLIGHT LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2008 (UNAUDITED)

aggregate, approximately 74.56% of the Fund.

8.)

DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended September 30, 2007 was as follows:

9/30/2007
Distributions paid from:
Ordinary income	$ 0
Short-term capital gain	207,582
Long-term capital gain	650
$208,232

There were no distributions paid during the six months ended March 31, 2008.

As of September 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$(49,739)
Undistributed long term capital gain	54,715
Unrealized appreciation/(depreciation)	(143,251)
Total	$(138,275)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributed to the tax deferral of losses and wash sales and post-October losses.

9.) NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of March 31, 2008, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

TOP FLIGHT LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2008 (UNAUDITED)

Accounting Standards Board Interpretation No. 48 (“FIN 48”),  Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.  The Fund recognized interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period ended March 31, 2008, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004.

Top Flight Long-Short Fund
Expense Illustration
March 31, 2008 (Unaudited)

Expense Example

As a shareholder of the Top Flight Long-Short Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2007 through March 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	October 1, 2007	March 31, 2008	October 1, 2007 to March 31, 2008

Actual	$1,000.00	$1,070.90	$21.49
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,004.25	$20.79

* Expenses are equal to the Fund's annualized expense ratio of 4.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

TRUSTEES AND OFFICERS (Unaudited)

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  As of September 30, 2006, the Fund is the only series in the “Fund Complex”.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships

Jeffery C. Beck 891 North 200 East American Fork, UT 84003 Year of Birth: 1963	Trustee since December 2002	Senior Auditor, Department of Defense, Defense Contract Audit Agency, from February 1988 to present.
Paul R. Ressler 942 North 240 East American Fork, UT 84003 Year of Birth: 1966	Trustee since December 2002

Marketing Representative, CapSoft, a computer software firm, from May 1993 to January 2002; Marketing Representative, MyGo USA, a toy manufacturer, from January 2002 to April 2002; Marketing Representative, Pukka USA, a toy manufacturer, Inc. from April 2002 to August 2006; President, Hybrid Dynamics Corporation, a technology development company, August 2006 to present.

The following table provides information regarding the officers of the Trust.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Jonathan N. Ferrell[1] 2989 West Maple Loop Suite 210 Lehi, UT 84043 Year of Birth: 1973	President since December 2002; Trustee from November 2002 until February 2005.

President of the Fund’s adviser since December 2002.  Analyst with Paragon Capital Management, Inc., a registered investment advisory firm, from December 1997 until April 1999; Registered Representative with Delta Equity Services, Inc., a registered investment advisory firm, September 2002 until November 2002; Director Paragon Capital Management, Inc., April 1999 until December 2002.

Neil J. Ferrell 4609 W. Harvey Blvd. Cedar Hills, UT 84062 Year of Birth: 1933	Chief Compliance Officer since November 2006

Retired Professional Engineer Director, Franson Civil Engineers, December 2000 to present; Principal, Automated Security LLC, July 2004 to December 2006; Manager of Projects, Anderson Engineering Company Inc., 1994 to July 2004

Ray J. Meyers 1 301 East 925 North American Fork, UT 84003 Year of Birth: 1957	Trustee since December 2002

President and owner of Elemental Technologies, Inc., a computer programming firm, since April 1999; Sole proprietor of Meyers Associates, a computer programming firm, from October 1997 until April 1999.

1 Mr. Meyers and Mr. Ferrell owns a 1/3 interest in Automated Security LLC, and therefore Mr. Meyers may be deemed to be an “interested person” trustee.

TOP FLIGHT LONG-SHORT FUND

ADDITIONAL INFORMATION

MARCH 31, 2008 (UNAUDITED)

PROXY VOTING - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by calling the Fund at 1-800-869-1679 or visiting our transfer agent at www.mutualss.com, and on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS - The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AGREEMENT RENEWAL - The management agreement between the Trust and Rock Canyon Advisory Group, Inc. on behalf of the Fund was considered and approved by the Board, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees” and each, an “Independent Trustee”), at an in-person meeting on December 14, 2007.

The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.  The Board then reviewed a copy of the current Management Agreement, and discussed the terms of the Agreement.  As to the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the Adviser’s investment philosophy and short sale strategy.  In addition, the Trustees reviewed the Adviser’s Form ADV which described the operations and policies of the Adviser.  The Adviser submitted a certification regarding compliance with the Code of Ethics.  The Trustees reviewed the Adviser’s personnel.  The Board also reviewed the experience of the Chief Compliance Officer.   Based on this information, the Trustees concluded that the Adviser has the ability to provide quality advisory services to the Fund, and that the nature and extent of services provided by the Adviser were reasonable and consistent with the Board’s expectations.

As to comparative fees and expenses, the President of the Adviser indicated that the Adviser’s fee is 1.95% annually and his belief that this is consistent with the Adviser’s services.  The Trustees reviewed information that had previously been supplied to the Board, which including comparative information regarding management fees, expense ratios, returns and assets of all mutual funds in the Morningstar Long/Short category with at least a 5 year history.  The President of the Adviser informed the Board that all the funds included in the statistical information are in the same Long-Short Morningstar category as the Fund. As compared to the funds in the same Morningstar category, it was noted that the Fund ranked high with regard to performance since inception and the year-to-date period.  The President of the Adviser informed the Board that the Fund’s expense ratio for the fiscal year 2007 was 3.86%, which was higher than the 2.25% average expenses for the Morningstar category.  He then pointed out that some expenses shown on the report are high, while others are low depending on asset levels.  The Board noted that overall, the fees were in line with those of smaller funds and reasonable for the scope of work required for an active strategy.

As to the Fund’s performance, the Board referred again to the report information prepared by the Adviser.  The President of the Adviser reported that the Fund has lagged its benchmark for the one year and three year periods, although it significantly outperformed the benchmark in the past, and its since inception performance is almost the same.  He again emphasized the importance of growing the assets of

TOP FLIGHT LONG-SHORT FUND

ADDITIONAL INFORMATION

MARCH 31, 2008 (UNAUDITED)

the Fund.  The Board considered both long term and recent performance in assessing Adviser.  The President of the Adviser explained that until recently, the lack of volatility in the market has been the bad for performance and that the Adviser had adjusted the strategy for a less volatile environment.  However, the President of the Adviser indicated that the Fund should be well positioned for success given more recent increased market volatility.  It was the consensus of the Board that the Fund had performed well since inception, relative to the benchmark and its peers, and that overall it was satisfied with the Fund’s performance.

The Board agreed, despite a higher expense ratio comparatively, that based on the assets in the Fund and the complexity of the Fund’s strategy, the Adviser’s fee of 1.95% was fair and reasonable.  After consideration, it was the consensus of the Board that the management fee and expense ratio were acceptable in light of the quality of services the Fund receives from the Adviser and the level of fees paid by funds in the peer group.

As to profits realized by the Adviser, the Board reviewed a profit and loss statement of the Adviser for the period September 30, 2006 to September 30, 2007.  The Board noted that the Adviser had adequate resources to fulfill its responsibilities under the Management Agreement. As to economies of scale, the Board concluded that the Adviser was not excessively profitable, and that a discussion of economics of scale was not relevant at this time due to the small size of the Fund.

As a result of their considerations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the Management Agreement was in the best interests of the Fund and its shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

Board of Trustees

Jeffery C. Beck

Ray J. Meyers

Paul R. Ressler

Investment Adviser

Rock Canyon Advisory Group, Inc.

2989 West Maple Loop

Suite 210

Lehi, UT 84043

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

UMB Bank, NA

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Top Flight Long-Short Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 15, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rock Canyon Funds

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date June 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date June 2, 2008

* Print the name and title of each signing officer under his or her signature.